Loans Receivable - Non-PCI Impaired Loans (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	$ 1,596,673		$ 1,659,217	$ 3,223,762
Allowance for Loan Losses	36,357	$ 53,980	32,940	52,709	$ 67,980	$ 37,571
Non-PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Principal Balance	320,211		280,337	383,594
Average carrying value before allowance for loan losses	244,532	273,410	282,325	202,397	90,447
Total interest income recognized during the period impaired	3,003	29	7,127	10,192	3,929
Cash basis interest income recognized	447	$ 0	1,190	0	$ 0
Loans held for investment, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	141,904		129,619	307,925
Allowance for Loan Losses	36,357		32,940	52,709
Loans held for investment, net | Non-PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	74,254		75,179	138,136
Without Allowance for Loan Losses	250,073		206,628	248,759
Total	324,327		281,807	386,895
Allowance for Loan Losses	$ 18,115		$ 18,304	$ 7,424